Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Atotech Limited
Entity Central Index Key	0001762459
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Address Line One	William Street, West Bromwich
Entity Address, City or Town	West Midlands
Entity Address, Country	GB
Entity Address, Postal Zip Code	B70 0BG
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	194,695,832
Entity Voluntary Filers	No
Entity Shell Company	false
Title of 12(b) Security	Common shares, $0.10 par value per share
Trading Symbol	ATC
Security Exchange Name	NYSE
ICFR Auditor Attestation Flag	false
Entity File Number	001-40007
Entity Incorporation, State or Country Code	Y9
Auditor Name	KPMG AG Wirtschaftspruefungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Berlin, Germany
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Erasmusstrasse 20
Entity Address, City or Town	10553 Berlin
Entity Address, Country	DE
Entity Address, Postal Zip Code	10553
Contact Personnel Name	Josh McMorrow
Contact Personnel Fax Number	+49 30 349 85 703